Goodwill and Other Intangibles Resulting from Business Acquisitions (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 319.8	$ 404.7
Accumulated Amortization	176.6	193.8
Net Carrying Amount	143.2	210.9
Customer relationships [Member]
Finite-Lived Intangible Assets
Gross Carrying Amount	233.2	291.9
Accumulated Amortization	117.2	119.2
Net Carrying Amount	116.0	172.7
Patents and Other Acquired Technology [Member]
Finite-Lived Intangible Assets
Gross Carrying Amount	49.0	53.6
Accumulated Amortization	29.7	28.1
Net Carrying Amount	19.3	25.5
Trade Names and Trademarks [Member]
Finite-Lived Intangible Assets
Gross Carrying Amount	25.4	44.8
Accumulated Amortization	21.5	38.0
Net Carrying Amount	3.9	6.8
Other Intangibles [Member]
Finite-Lived Intangible Assets
Gross Carrying Amount	12.2	14.4
Accumulated Amortization	8.2	8.5
Net Carrying Amount	$ 4.0	$ 5.9